Note 5 - Vessels, Net	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2023	185,368,915	(36,346,892)	149,022,023
- Depreciation for the year	-	(10,966,621)	(10,966,621)
- Vessel acquisitions and improvements	65,472,714	-	65,472,714
Balance, December 31, 2023	250,841,629	(47,313,513)	203,528,116
- Depreciation for the year	-	(13,877,730)	(13,877,730)
- Vessel acquisitions and improvements	1,339,053	-	1,339,053
- Vessel held for sale	(5,231,397)	2,504,133	(2,727,264)
- Impairment loss	(7,072,940)	4,276,335	(2,796,605)
Balance, December 31, 2024	239,876,345	(54,410,775)	185,465,570

As of December 31, 2024, twelve of the Company’s vessels with a carrying value of $185.5 million are mortgaged as collateral under the Company’s loan agreements (see Note 8) while one of the Company’s vessels, M/V “Tasos”, is unencumbered.

For the year ended December 31, 2023, certain of the Company’s vessels were equipped with a number of smart monitoring systems for a total cost of $0.13 million. For the year ended December 31, 2024, the Company installed on its vessels a new software for mooring system management and eco retrofits for a total cost of $1.3 million for certain of the Company’s vessels. All these installations qualified as vessel improvements and were therefore capitalized.

Vessels acquired / delivered

On September 8, 2023, Yannis Navigation Ltd. signed a memorandum of agreement to purchase M/V “Yannis Pittas”, a 63,177 DWT 2014-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $21,144,816. M/V “Yannis Pittas” was delivered to the Company on October 10, 2023.

On September 8, 2023, Christos Ultra LP., signed a memorandum of agreement to purchase M/V “Christos K”, a 63,197 DWT 2015-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $22,095,232. M/V “Christos K” was delivered to the Company on October 25, 2023.

On September 8, 2023, Maria Ultra LP., signed a memorandum of agreement to purchase M/V “Maria”, a 63,153 DWT 2015-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $22,103,421. M/V “Maria” was delivered to the Company on November 6, 2023.

Sale of vessels

As of  December 31, 2024, M/V “Tasos”, a 75,100 DWT 2000-built bulk carrier, met the criteria for the classification as held for sale and was classified at its net book value of $2.7 million, together with its inventory on board amounting to $0.06 million, following a strategy of disposing older vessels. The total amount is presented in the “Assets held for sale” line in the current assets section of the consolidated balance sheet as of  December 31, 2024. Please also see Note 19 for the subsequent sale of the vessel.

Impairment analysis

In light of the prevailing conditions in the shipping industry, as of December 31, 2024, the Company performed the undiscounted cash flow test for the one operating vessel, M/V “Santa Cruz”, whose carrying value was above its respective market value and determined that the net book value of the aforementioned vessel was not recoverable. Consequently, the Company recorded an impairment charge of $2.8 million based on the Company’s impairment test results, to reduce the carrying value of the vessel to its estimated market value. The estimated fair value was based on the Company's best estimate of the fair value of the vessel on a time charter free basis, and was supported by a vessel valuation of an independent shipbroker as of December 31, 2024 (refer Note 15).